INCOME TAXES (TABLES)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes are as follows:

	Year ended March 31,
	2013	2014	2015
	$	$	$

Hong Kong	366	649	1,104
China	45	118	173

	411	767	1,277

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended March 31,
	2013	2014	2015
	$	$	$
Hong Kong
Current tax	68	155	78
Deferred tax	(121)	(15)	(12)

	(53)	140	66

China
Current tax	16	32	68

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2013	2014	2015
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	5.9	10.3	1.5
Changes in valuation allowances	(31.6)	(4.4)	(1.6)
Overprovision of profits tax in prior year	(0.5)	(2.0)	(3.8)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(3.9)	(2.7)	(2.8)
Other	4.6	4.6	0.6

Effective tax rate	(9.0)	22.3	10.4

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2014	2015
	$	$
Deferred tax liability:
Property, plant and equipment	48	35

Deferred tax asset:
Tax loss carryforwards	(807)	(725)
Valuation allowance	803	722

Total net deferred tax asset	(4)	(3)

Net deferred tax liability	44	32

Summary of Valuation Allowance [Table Text Block]
Movement of valuation allowances are as follows:

	Year ended March 31,
	2013	2014	2015
	$	$	$

At the beginning of the year	767	805	803
Changes in prior year tax losses carry forward	168	32	(60)
Current year reduction	(130)	(34)	(21)

At the end of the year	805	803	722